American Beacon The London Company Income Equity Fund

Supplement dated March 5, 2013
to the
Statement of Additional Information dated December 31, 2012

The information below supplements the Statement of Additional Information dated December 31, 2012 and is in addition to any other supplement(s):

In the “Portfolio Managers” section for American Beacon Advisors, Inc., the following is added:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance- Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Cynthia Thatcher*	7 ($2.0 bil)	N/A	1 ($1.8 bil)	N/A	N/A	N/A
*Information provided as of January 31, 2013.

In the Portfolio Managers section-Ownership of Funds sub-section for American Beacon Advisors, Inc. is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Manager	Zebra Global Equity Fund	Zebra Small Cap Equity Fund	Flexible Bond Fund	SiM High Yield Opportunities Fund	The London Co. Income Equity Fund
American Beacon Advisors, Inc.
Wyatt Crumpler	None	None	None	None	None
Adriana R. Posada	None	None	$10,001-$50,000	N/A	N/A
Kirk L. Brown	N/A	N/A	N/A	None	N/A
Gene L. Needles, Jr.	None	None	None	None	None
Cynthia M. Thatcher*	N/A	N/A	N/A	N/A	None
*Information provided as of January 31, 2013.

In the “Portfolio Managers” section, all references to Thomas E. Megson are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE